Going Concern:	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Going Concern [Abstract]
Substantial Doubt about Going Concern [Text Block]
Note 2 – Going Concern:

The unaudited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the consolidated financial statements, we have generated no revenues to date, have incurred substantial losses and have substantial contractual commitments pursuant to various agreements to which we are a party.

Our ability to continue existence is dependent upon our continuing efforts to obtain additional financing to carry out our business plan. We intend to fund our operations through equity and/or debt financing arrangements and any revenues generated in the future. Any equity financing, if available, would most likely be significantly dilutive to our current stockholders. However, there can be no assurance that these arrangements, if any, will be sufficient to fund our ongoing capital expenditures, working capital, and other cash requirements. The outcome of these matters cannot be predicted at this time.

There can be no assurance that any additional financings will be available to us on satisfactory terms and conditions, if at all. These conditions raise substantial doubt as to our ability to continue as a going concern.

The consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should we be unable to continue as a going concern.

Note 2 – Going Concern

The audited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the consolidated financial statements, we have generated no revenues to date, have incurred substantial losses and have substantial contractual commitments pursuant to various agreements to which we are a party.

Our ability to continue existence is dependent upon our continuing efforts to obtain additional financing to carry out our business plan. We intend to fund our operations through equity and/or debt financing arrangements and any revenues generated in the future. However, there can be no assurance that these arrangements, if any, will be sufficient to fund our ongoing capital expenditures, working capital, and other cash requirements. The outcome of these matters cannot be predicted at this time.

There can be no assurance that any additional financings will be available to us on satisfactory terms and conditions, if at all. These conditions raise substantial doubt as to our ability to continue as a going concern.

The consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should we be unable to continue as a going concern.